Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 7,872	€ 8,210	€ 9,015
Impairment loss	9	97
Increase	(798)	(939)
Disposals, property, plant and equipment	455	144
Translation adjustments	8	(3)
Reclassification	(3)	(7)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9)	(552)	(699)
Increase	0	0
Disposals, property, plant and equipment	543	147
Translation adjustments	0	0
Reclassification	0	0
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,204	20,794	20,017
Increase	839	1,014
Disposals, property, plant and equipment	(1,426)	(230)
Translation adjustments	0	0
Reclassification	(3)	(7)
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12,323)	(12,032)	(10,304)
Increase	(1,637)	(1,953)
Disposals, property, plant and equipment	1,338	227
Translation adjustments	8	(3)
Reclassification	0	0
Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	741	1,502
Depreciation	(741)	(1,475)
Impairment loss	9	59
Scientific Equipment [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9)	(59)	(87)
Increase	0	0
Disposals, property, plant and equipment	51	28
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,295	6,467	6,320
Increase	207	228
Disposals, property, plant and equipment	(1,378)	(82)
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,471)	(5,481)	(4,868)
Increase	(296)	(697)
Disposals, property, plant and equipment	1,307	79
Translation adjustments	(1)	4
Reclassification	0	0
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		24
Fixtures and fittings [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(24)	(93)
Increase	0	0
Disposals, property, plant and equipment	24	69
Translation adjustments	0	0
Reclassification	0	0
Fixtures and fittings [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,563	1,537	1,474
Increase	33	61
Disposals, property, plant and equipment	(7)	0
Translation adjustments	0	0
Reclassification	0	2
Fixtures and fittings [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,083)	(985)	(888)
Increase	(100)	(95)
Disposals, property, plant and equipment	2	0
Translation adjustments	0	(2)
Reclassification	0	0
Furniture and IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		13
Building on Non-Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	11,067	10,665
Depreciation	(4,940)	(3,839)
Buildings On Non Freehold Land [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(455)	(503)
Increase	0	0
Disposals, property, plant and equipment	455	48
Translation adjustments	0	0
Reclassification	0	0
Buildings On Non Freehold Land [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,367	10,921	10,311
Increase	427	610
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	19	0
Buildings On Non Freehold Land [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,064)	(3,934)	(2,900)
Increase	(1,127)	(1,033)
Disposals, property, plant and equipment	0	0
Translation adjustments	(3)	0
Reclassification	0	0
Vehicles [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	91	91	91
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(55)	(43)	(31)
Increase	(12)	(12)
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(10)	(12)
Increase	0	0
Disposals, property, plant and equipment	10	2
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,613	1,500	1,542
Increase	150	98
Disposals, property, plant and equipment	(32)	(149)
Translation adjustments	0	0
Reclassification	(4)	8
Computer equipment [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,421)	(1,365)	(1,403)
Increase	(91)	(105)
Disposals, property, plant and equipment	24	148
Translation adjustments	11	(5)
Reclassification	0	0
Furniture [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(3)	(3)
Increase	0	0
Disposals, property, plant and equipment	3	0
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	274	279	279
Increase	5	0
Disposals, property, plant and equipment	(9)	0
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(228)	(223)	(213)
Increase	(11)	(10)
Disposals, property, plant and equipment	5	0
Translation adjustments	1	0
Reclassification	0	0
Construction in progress [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Construction in progress [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	16	16
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	(16)	(16)
Construction in progress [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	€ 0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Assets under finance lease contracts | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	27
Owned equipment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	9	€ 31
Leased equipment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 0